Document and Entity Information	Nov. 28, 2017
Prospectus:
Document Type	497
Document Period End Date	Nov. 28, 2017
Registrant Name	MFS SERIES TRUST XIII
Central Index Key	0000356349
Amendment Flag	false
Document Creation Date	Nov. 28, 2017
Document Effective Date	Nov. 28, 2017
Prospectus Date	Jun. 28, 2017
MFS® Government Securities Fund | I
Prospectus:
Trading Symbol	MGSIX
MFS® Government Securities Fund | A
Prospectus:
Trading Symbol	MFGSX
MFS® Government Securities Fund | R4
Prospectus:
Trading Symbol	MFGJX
MFS® Government Securities Fund | B
Prospectus:
Trading Symbol	MFGBX
MFS® Government Securities Fund | C
Prospectus:
Trading Symbol	MFGDX
MFS® Government Securities Fund | R1
Prospectus:
Trading Symbol	MFGGX
MFS® Government Securities Fund | R2
Prospectus:
Trading Symbol	MGVSX
MFS® Government Securities Fund | R3
Prospectus:
Trading Symbol	MFGHX
MFS® Government Securities Fund | R6
Prospectus:
Trading Symbol	MFGKX